Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Information about leases right-of-use-assets
(i)
Right-of-use
assets

	Buildings	Vehicles	Total
Cost as at January 1, 2019	55,159	639	55,798
Additions	10,786	395	11,181
Effect of translation adjustments	922	3	925

Cost as at December 31, 2019	66,867	1,037	67,904

Accumulated depreciation as at January 1, 2019	—	—	—
Depreciation	(12,926)	(301)	(13,227)
Effect of translation adjustments	42	(1)	41
Accumulated depreciation as at December 31, 2019	(12,884)	(302)	(13,186)

Net book value as at January 1, 2019	55,159	639	55,798
Net book value as at December 31, 2019	53,983	735	54,718

Summary of amounts recognized in statement of net income loss.
(ii) Amounts recognized in profit or loss under IFRS 16 for the year ended December 31, 2019

Depreciation charge of right-of-use assets	13,227
Interest on lease liabilities	2,635
Expenses relating to short-term leases	1,090
Expenses relating to leases of low-value assets, excluding short-term leases of low-value	132

Total	17,084